Document and Entity Information	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ISUN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37707
Entity Tax Identification Number	42-2150172
Entity Address, Address Line One	400 Avenue D
Entity Address, Address Line Two	Suite 10
Entity Address, City or Town	Williston
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05495
City Area Code	802
Local Phone Number	658-3378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001634447
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ISUN
Security Exchange Name	NASDAQ